BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
SCHEDULE OF SHORT-TERM BANK DEBT
	December 31, 2021	December 31, 2020
Secured short-term loans	$7,792,125	$6,210,176
Total short-term bank loans	$7,792,125	$6,210,176

SCHEDULE OF SECURED SHORT-TERM BANK DEBT

Detailed information of secured short-term loan balances as of December 31, 2021 and 2020 were as follows:

	December 31, 2021	December 31, 2020
Collateralized by office buildings of IST and guaranteed by Mr. Lin and Biznest	$-	$3,976,960
Guaranteed by IST and Mr. Lin and Collateralized by the real property of ISIOT and equity investment of ISTIL	7,792,125	2,019,072
Guaranteed by a $0.2 million restricted bank time deposit	-	214,144
Total	$7,792,125	$6,210,176